Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,678	$ 11,153	$ 10,800	$ 11,578	$ 11,333	$ 10,870	$ 10,144	$ 10,095	$ 9,619	$ 9,744	$ 9,600
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,469	10,952	10,605	11,451	11,292	10,909	10,255	10,282	9,870	10,074	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,534	11,915	11,512	12,297	11,998	11,461	10,673	10,594	10,070	10,175	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 12,476	11,883	11,479	12,264	11,985	11,456	10,674	10,594	10,070	10,175	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,144	11,645	12,747	12,500	11,917	10,984	10,862	10,287	10,310	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,144	11,645	12,747	12,500	11,917	10,984	10,862	10,287	10,310	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,144	11,645	12,747	12,500	11,917	10,984	10,862	10,287	10,310	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,144	11,645	12,747	12,500	11,917	10,984	10,862	10,287	10,310	10,000
Bloomberg 7-year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 7-year Municipal Bond Index
Account Value	$ 12,327	11,906	11,491	12,274	12,197	11,618	10,794	10,659	10,205	10,284	10,000
Bloomberg 7-year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 7-year Municipal Bond Index
Account Value	$ 12,327	11,906	11,491	12,274	12,197	11,618	10,794	10,659	10,205	10,284	10,000
Bloomberg 7-year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 7-year Municipal Bond Index
Account Value	$ 12,327	11,906	11,491	12,274	12,197	11,618	10,794	10,659	10,205	10,284	10,000
Bloomberg 7-year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 7-year Municipal Bond Index
Account Value	$ 12,327	$ 11,906	$ 11,491	$ 12,274	$ 12,197	$ 11,618	$ 10,794	$ 10,659	$ 10,205	$ 10,284	$ 10,000